As filed with the Securities and Exchange Commission on May 12, 2021

File No. 333-252352

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 1	[X]
(Check appropriate box or boxes)

AIM Investment Funds
(Invesco Investment Funds)
(Exact Name of Registrant as Specified in Charter)

(713) 626-1919
Registrant’s Area Code and Telephone Number

11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

Jeffrey H. Kupor, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
 (Name and Address of Agent for Service) (Number and Street) (City)(State)(Zip Code)

Copy to:

Taylor V. Edwards, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
225 Liberty Street, 15th Fl.	2005 Market Street, Suite 2600
New York, NY 10281-1087	Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A, Class C, Class R, Class R5, Class R6 and Class Y shares of beneficial interest, without par value, of the Invesco Greater China Fund, a series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will go effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made February 26, 2021, under Accession Number 0001193125-21-060634.

PART C
OTHER INFORMATION
Item 15.	Indemnification
Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 16(1) and (2) below. Under the Fourth Amended and Restated Agreement and Declaration of Trust, dated April 11, 2017, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).
The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $40,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).
Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.
Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Canada Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc., and separate Sub-Advisory Agreements with each of Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, such indemnification by it is against public policy, as expressed in the Act and will be governed by final adjudication of such issue.

Item 16.	Exhibits

(1)(a)	(1)	Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective April 11, 2017. (79)

	(2)	Amendment No. 1, dated August 3, 2017, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (80)

	(3)	Amendment No. 2, dated January 26, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (82)

	(4)	Amendment No. 3, dated April 30, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (85)

	(5)	Amendment No. 4, dated November 1, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (85)

	(6)	Amendment No. 5, dated January 16, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (88)

	(7)	Amendment No. 6, dated March 27, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (88)

	(8)	Amendment No. 7, dated October 30, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (92)

	(9)	Amendment No. 8, dated November 18, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (92)

	(10)	Amendment No. 9, dated February 28, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (96)

	(11)	Amendment No. 10, dated April 17, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (106)

	(12)	Amendment No. 11, dated August 5, 2020 and September 30, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (106)

	(13)	Amendment No. 12, dated December 22, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (106)

	(14)	Amendment No. 13, dated January 22, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (106)

(2)	Second Amended and Restated Bylaws of Registrant adopted effective October 26, 2016.(77)

(3)	Voting Trust Agreements — None

(4)	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated February 23, 2021. (108)

(5)
Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Second Amended and Restated Bylaws, define the rights of holders of shares.

(6)(a)	(1)	Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (106)

	(2)	Amendment No. 1, dated August 5, 2020, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (106)

	(3)	Amendment No. 2, dated September 30, 2020, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (106)

	(4)	Amendment No. 3, dated December 22, 2020, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (106)

(b)	(1)
Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (106)

(2)
Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (106)

(3)
Amendment No. 2, dated September 30, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (106)

(4)
Amendment No. 3, dated December 22, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (106)

(c)	(1)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (99)

	(2)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (100)

	(3)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (100)

	(4)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (100)

	(5)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (107)

	(6)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (109)

	(7)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (110)

(d)	(1)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (100)

	(2)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (100)

	(3)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (100)

	(4)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (100)

	(5)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (107)

	(6)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (109)

	(7)	Amendment No. 6 dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (110)

(e)	(1)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (99)

	(2)	Amendment No. 1 dated September 4, 2020 to Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (104)

	(3)	Amendment No. 2 dated March 31, 2021 to Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated dated July 1, 2020. (110)

	(4)	Amendment No. 3, dated April 23, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (110)

(7)(a)	(1)	Amended and Restated Master Distribution Agreement, dated July 1, 2020 between the Registrant and Invesco Distributors, Inc. (99)

	(2)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (100)

	(3)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (100)

	(4)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (100)

	(5)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (106)

	(6)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (109)

	(7)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (110)

(c)	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers. (28)

(d)	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks. (28)

(8)(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013. (66)

(b)	Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011. (70)

(c)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement. (73)

(9) (a)		Master Custodian Contract, dated June 1, 2018, between Registrant and State Street Bank and Trust Company. (85)

(b)		Subcustodian Agreement dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York. (7)

(c)	(1)	Custody Agreement between Registrant and UMB Bank, N.A. dated December 27, 2011 (109)

	(2)	Assignment Amendment to Custody Agreement between Registrant and UMB Bank, N.A. dated May 22, 2019 (109)

(10)(a)	(1)
Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (75)

(2)
Amendment No. 1, dated July 1, 2016, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (75)

(3)
Amendment No. 2, dated July 27, 2016, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (75)

(4)
Amendment No. 3, dated September 1, 2016, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (79)

(5)
Amendment No. 4, dated October 28, 2016, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (79)

(6)
Amendment No. 5, dated December 1, 2016, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (79)

(7)
Amendment No. 6, dated February 27, 2017, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (82)

(8)
Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (81)

(9)
Amendment No. 8, dated December 15, 2017, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (81)

(10)
Amendment No. 9, dated December 18, 2017, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (81)

(11)
Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (85)

(12)
Amendment No. 11, dated April 30, 2018, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (85)

(13)
Amendment No. 12, dated July 26, 2018, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (85)

(14)
Amendment No. 13, dated November 1, 2018, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (85)

(15)
Amendment No. 14, dated May 24, 2019, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (87)

(16)
Amendment No. 15, dated September 17, 2019, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (90)

(17)
Amendment No. 16, dated October 30, 2019, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (90)

(18)
Amendment No. 17, dated February 28, 2020, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (94)

(19)
Amendment No. 18, dated April 17, 2020, to the Third Amended and Restated Distribution Plan—Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(103)

	(20)
Amendment No. 19, dated June 29, 2020, to the Third Amended and Restated Distribution Plan—Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(101)

	(21)
Amendment No. 20, dated August 5, 2020, to the Third Amended and Restated Distribution Plan—Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(101)

	(22)
Amendment No. 21, dated September 30, 2020, to the Third Amended and Restated Distribution Plan—Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(104)

	(23)
Amendment No. 22, dated October 9, 2020, to the Third Amended and Restated Distribution Plan—Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(104)

	(24)
Amendment No. 23, dated December 22, 2020, to the Third Amended and Restated Distribution Plan—Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(106)

	(25)
Amendment No. 24, dated February 18, 2021, to the Third Amended and Restated Distribution Plan—Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(109)

(b)	(1)	Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015. (71)

	(2)	Amendment No. 1, dated June 20, 2016 to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015. (75)

	(3)	Amendment No. 2, dated June 28, 2016, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015. (75)

	(4)	Amendment No. 3, dated July 26, 2018, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015. (85)

	(5)
Amendment No. 4, dated May 15, 2020, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015, as subsequently amended. (98)

	(6)
Amendment No. 5, dated September 20, 2020, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015, as subsequently amended. (109)

	(7)
Amendment No. 6, dated February 18, 2021, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015, as subsequently amended. (109)

(c)	(1)	Distribution and Service Plan (Class C and R Shares of Invesco Oppenheimer Funds) (Compensation). (87)

	(2)	Amendment No. 1, dated October 30, 2019, Distribution and Service Plan (Compensation) (Class A, C and R Shares of Invesco Oppenheimer Funds).(92)

	(3)	Amendment No. 2, dated November 18, 2019, Distribution and Service Plan (Compensation) (Class A, C and R Shares of Invesco Oppenheimer Funds).(92)

	(4)	Amendment No. 3, dated April 17, 2020, Distribution and Service Plan (Compensation) (Class A, C and R Shares of Invesco Oppenheimer Funds). (106)

	(5)	Amendment No. 4, dated September 30, 2020, Distribution and Service Plan (Compensation) (Class A, C and R Shares of Invesco Oppenheimer Funds). (106)

(d)	(1)	Service Plan (Class A Shares of Invesco Oppenheimer Funds) (Reimbursement).(87)

	(2)	Amendment No. 1, dated October 30, 2019, Service Plan (Reimbursement), dated May 24, 2019. (97)

	(3)	Amendment No. 2, dated November 18, 2019, Service Plan (Reimbursement), dated May 24, 2019.(96)

	(4)	Amendment No. 3, dated April 17, 2020, Service Plan (Reimbursement), dated May 24, 2019. (106)

	(5)	Amendment No. 4, dated September 30, 2020, Service Plan (Reimbursement), dated May 24, 2019. (106)

(e)	Service Plan (Compensation) Class A Shares of Invesco Oppenheimer Funds, dated May 24, 2019. (92)

(f)	(1)	Multiple Class Plan of the Invesco Funds effective January 22, 2021. (106)

	(2)	Multiple Class Plan of The Invesco Oppenheimer Funds effective May 24, 2019.(87)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP. (105)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders. (*)

(13)(a)	(1)	Fifth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc. (106)

(b)	(1)	Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and A I M Advisors, Inc. (109)

	(2)	Amendment No. 1, dated August 5, 2020, to the Third Amended and Restated Master Administrative Services Agreement, between Registrant and A I M Advisors, Inc. (109)

	(3)	Amendment No. 2, dated September 30, 2020, to the Third Amended and Restated Master Administrative Services Agreement, between Registrant and A I M Advisors, Inc. (109)

	(4)	Amendment No. 3, dated December 22, 2020, to the Third Amended and Restated Master Administrative Services Agreement, between Registrant and A I M Advisors, Inc. (109)

(c)	Eighth Amended and Restated Memorandum of Agreement, dated July 1, 2014, regarding securities lending waiver, between Registrant (on behalf of all Funds) and Invesco Advisers, Inc. (69)

(d)	Memorandum of Agreement, dated April 23, 2021, regarding expense limitations, between Registrant and Invesco Advisers, Inc. (110)

(e)	Memorandum of Agreement, dated December 3, 2020, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc. (104)

(g)	Interfund Lending Agreement dated December 12, 2016, between Registrant and Invesco Advisors, Inc.(77)

(h)	Expense Reimbursement Agreement dated June 30, 2003, between Registrant and AIM Fund Services, Inc. (now known as AIM Investment Services, Inc.). (13)

(14)(a)	Consent of PricewaterhouseCoopers LLP with respect to AIM Investment Funds (Invesco Investment Funds). (105)

(b)	Consent of PricewaterhouseCoopers LLP with respect to AIM Investment Funds (Invesco Investment Funds).(108)

(c)	Consent of PricewaterhouseCoopers LLP with respect to AIM Counselor Series Trust (Invesco Counselor Series Trust). (108)

(d)	Consent of PricewaterhouseCoopers LLP with respect to AIM Growth Series (Invesco Growth Series). (108)

(15)	Omitted Financial Statements — None.

(16)	Power of Attorney. (105)

(17)(a)	(1) Agreement Concerning Initial Capitalization of Registrant’s AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund dated November 3, 2003. (12)

(2) Agreement Concerning Initial Capitalization of Registrant’s AIM China Fund, AIM Enhanced Short Bond Fund, AIM International Bond Fund and AIM Japan Fund dated March 31, 2006. (23)

(3) Agreement Concerning Initial Capitalization of Registrant’s AIM Balanced-Risk Allocation Fund dated May 29, 2009. (30)

(4)
Initial Capitalization Agreement dated October 2, 2008, for Class  Y shares of AIM Balanced-Risk Allocation Fund, AIM China Fund, AIM Developing Markets Fund, AIM Global Healthcare Fund, AIM International Total Return Fund, AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund. (35)

(5)
Agreement concerning Initial Capital Investment in Portfolios of the Registrant dated June 1, 2010, for Institutional Class  Shares of Invesco Alternative Opportunities Fund, Institutional Class Shares of Invesco Commodities Strategy Fund, Institutional Class Shares of Invesco FX Alpha Plus Strategy Fund, Institutional Class  Shares of Invesco FX Alpha Strategy Fund, Class B Shares and Class C Shares of Invesco International Growth Equity Fund, Institutional Class Shares of Invesco Van Kampen Emerging Markets Fund, Class  Y Shares of Invesco Van Kampen Global Equity Allocation Fund, Institutional Class Shares of Invesco Van Kampen Global Tactical Asset Allocation Fund, Institutional Class Shares of Invesco Van Kampen International Growth Fund. (40)

(6) Agreement concerning Initial Capital Investment of Registrant’s Invesco Emerging Market Local Currency Debt Fund dated June 11, 2010. (40)

(7) Agreement concerning Initial Capital Investment of Registrant’s Invesco Balanced-Risk Commodity Strategy Fund dated November 26, 2010. (47)

	(8)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Emerging Markets Equity Fund dated May 26, 2011. (53)

	(9)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Premium Income Fund dated December 12, 2011. (57)

	(10)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Global Markets Strategy Fund dated September 24, 2012. (61)

	(11)	Plan of Recapitalization of Invesco Global Markets Strategy Fund (now known as Invesco Macro Allocation Strategy Fund), a series of the Registrant. (79)

(12)
Agreement concerning Initial Capital Investment of Registrant’s Invesco All Cap Market Neutral Fund, Invesco Global Market Neutral Fund, Invesco Global Targeted Returns Fund, Invesco Long/Short Equity Fund, Invesco Low Volatility Emerging Markets Fund, Invesco Macro International Equity Fund and Invesco Macro Long/Short Fund dated December 13, 2013. (64)

	(13)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Unconstrained Bond Fund dated October 7, 2014. (69)

	(14)	Agreement concerning Initial Capital Investment of Registrant’s Invesco U.S. Managed Volatility Fund dated December 14, 2017. (82)

(b)	(1)	Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Advisers, Inc. (106)

(2)	Code of Ethics and Personal Trading Policy for EMEA dated January 2021, relating to Invesco Asset Management Limited. (106)

(3)	Code of Ethics and Personal Trading Policy for APAC, dated January 2021, relating to Invesco Asset Management (Japan) Limited. (106)

(4)	Code of Ethics and Personal Trading Policy for APAC, dated January 2021, relating to Invesco Hong Kong Limited. (106)

(5)	Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Canada Ltd. (106)

(6)	Code of Ethics and Personal Trading Policy for EMEA dated January 2021, relating to Invesco Asset Management Deutschland GmbH. (106)

(7)	Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Senior Secured Management. (106)

(8)	Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Capital Management LLC. (106)

(9)
Code of Ethics and Personal Trading Policy for APAC, dated January 2021, and Invesco Asset Management (India) Pvt. Ltd Personal Trading Policy, dated May 25, 2020, relating to Invesco Asset Management (India) PVT. LTD. (106)

(1)	Incorporated herein by reference to PEA No. 55, filed on August 26, 1998.
(2)	Incorporated herein by reference to PEA No. 56, filed on December 30, 1998.
(3)	Incorporated herein by reference to PEA No. 57, filed on February 22, 1999.
(4)	Incorporated herein by reference to PEA No. 58, filed on February 24, 2000.
(5)	Incorporated herein by reference to PEA No. 59, filed on February 28, 2001.
(6)	Incorporated herein by reference to PEA No. 60, filed on October 15, 2001.
(7)	Incorporated herein by reference to PEA No. 61, filed on January 30, 2002.
(8)	Incorporated herein by reference to PEA No. 62, filed on August 14, 2002.
(9)	Incorporated herein by reference to PEA No. 63, filed on February 20, 2003.
(10)	Incorporated herein by reference to PEA No. 64, filed on August 20, 2003.
(11)	Incorporated herein by reference to PEA No. 65, filed on October 10, 2003.
(12)	Incorporated herein by reference to PEA No. 66, filed on February 25, 2004.
(13)	Incorporated herein by reference to PEA No. 67, filed August 31, 2004.
(14)	Incorporated herein by reference to PEA No. 70, filed on December 23, 2004.
(15)	Incorporated herein by reference to PEA No. 71, filed on February 23, 2005.
(16)	Incorporated herein by reference to PEA No. 72, filed on March 1, 2005.
(17)	Incorporated herein by reference to PEA No. 73, filed on March 30, 2005.
(18)	Incorporated herein by reference to PEA No. 74, filed on August 24, 2005.
(19)	Incorporated herein by reference to PEA No. 75, filed on December 15, 2005.
(20)	Incorporated herein by reference to PEA No. 76, filed on January 13, 2006.
(21)	Incorporated herein by reference to PEA No. 77, filed on February 23, 2006.
(22)	Incorporated herein by reference to PEA No. 78, filed on March 24, 2006.
(23)	Incorporated herein by reference to PEA No. 79, filed on December 20, 2006.
(24)	Incorporated herein by reference to PEA No. 80, filed on February 23, 2007.
(25)	Incorporated herein by reference to PEA No. 81, filed on February 8, 2008.
(26)	Incorporated herein by reference to PEA No. 82, filed on February 19, 2008.
(27)	Incorporated herein by reference to PEA No. 83, filed on September 22, 2008.
(28)	Incorporated herein by reference to PEA No. 84, filed on February 25, 2009.
(29)	Incorporated herein by reference to PEA No. 85, filed on March 10, 2009.
(30)	Incorporated herein by reference to PEA No. 86, filed on May 28, 2009.
(31)	Incorporated herein by reference to PEA No. 87, filed on November 25, 2009.

(32)	Incorporated herein by reference to PEA No. 88, filed on December 22, 2009.
(33)	Incorporated herein by reference to PEA No. 89, filed on February 5, 2010.
(34)	Incorporated herein by reference to PEA No. 90, filed on February 12, 2010.
(35)	Incorporated herein by reference to PEA No. 92, filed on February 26, 2010.
(36)	Incorporated herein by reference to PEA No. 93, filed on March 10, 2010.
(37)	Incorporated herein by reference to PEA No. 94, filed on March 24, 2010.
(38)	Incorporated herein by reference to PEA No. 95, filed on May 27, 2010.
(39)	Incorporated herein by reference to PEA No. 96, filed on June 11, 2010.
(40)	Incorporated herein by reference to PEA No. 97, filed on July 16, 2010
(41)	Incorporated herein by reference to PEA No. 98, filed on July 26, 2010.
(42)	Incorporated herein by reference to PEA No. 99, filed on September 22, 2010.
(43)	Incorporated herein by reference to PEA No. 101, filed on October 21, 2010.
(44)	Incorporated herein by reference to PEA No. 102, filed on October 28, 2010.
(45)	Incorporated herein by reference to PEA No. 104, filed on November 8, 2010.
(46)	Incorporated herein by reference to PEA No. 105, filed on November 24, 2010.
(47)	Incorporated herein by reference to PEA No. 106, filed on December 21, 2010.
(48)	Incorporated herein by reference to PEA No. 108, filed on December 23, 2010.
(49)	Incorporated herein by reference to PEA No. 109, filed on February 8, 2011.
(50)	Incorporated herein by reference to PEA No. 110, filed on February 24, 2011.
(51)	Incorporated herein by reference to PEA No. 112, filed on April 21, 2011.
(52)	Incorporated herein by reference to PEA No. 114, filed on May 20, 2011.
(53)	Incorporated herein by reference to PEA No. 116, filed on September 23, 2011.
(54)	Incorporated herein by reference to PEA No. 117, filed on September 28, 2011.
(55)	Incorporated herein by reference to PEA No. 119, filed on November 17, 2011.
(56)	Incorporated herein by reference to PEA No. 121, filed on December 9, 2011.
(57)	Incorporated herein by reference to PEA No. 123, filed on February 27, 2012.
(58)	Incorporated herein by reference to PEA No. 125, filed on July 12, 2012.
(59)	Incorporated herein by reference to PEA No. 126, filed on September 21, 2012.
(60)	Incorporated herein by reference to PEA No. 127, filed on September 24, 2012.
(61)	Incorporated herein by reference to PEA No. 130, filed on February 26, 2013.
(62)	Incorporated herein by reference to PEA No. 132, filed on August 8, 2013.
(63)	Incorporated herein by reference to PEA No. 134, filed on September 30, 2013.
(64)	Incorporated herein by reference to PEA No. 135, filed on December 13, 2013.
(65)	Incorporated herein by reference to PEA No. 137, filed on January 29, 2014.
(66)	Incorporated herein by reference to PEA No. 138, filed on February 26, 2014.
(67)	Incorporated herein by reference to PEA No. 141, filed on April 22, 2014.
(68)	Incorporated herein by reference to PEA No. 143, filed on July 16, 2014.
(69)	Incorporated herein by reference to PEA No. 144, filed on September 26, 2014.
(70)	Incorporated herein by reference to PEA No. 146, filed on February 25, 2015.
(71)	Incorporated herein by reference to PEA No. 148, filed on October 23, 2015.
(72)	Incorporated herein by reference to PEA No. 149, filed on December 9, 2015.
(73)	Incorporated herein by reference to PEA No. 151, filed on December 28, 2015.
(74)	Incorporated herein by reference to PEA No. 153, filed on February 24, 2016.
(75)	Incorporated herein by reference to PEA No. 155, filed on September 26, 2016.
(76)	Incorporated herein by reference to PEA No. 156, filed on November 30, 2016.
(77)	Incorporated herein by reference to PEA No. 158, filed on February 24, 2017.
(78)	Incorporated herein by reference to PEA No. 160, filed on March 31, 2017.
(79)	Incorporated herein by reference to PEA No. 162, filed on June 5, 2017.
(80)	Incorporated herein by reference to PEA No. 164, filed on October 4, 2017.
(81)	Incorporated herein by reference to PEA No. 165, filed on December 15, 2017.
(82)	Incorporated herein by reference to PEA No. 168, filed on February 27, 2018.
(83)	Incorporated herein by reference to PEA No. 170, filed on November 2, 2018.
(84)	Incorporated herein by reference to PEA No. 172, filed on January 23, 2019.
(85)	Incorporated herein by reference to PEA No. 175 filed on February 27, 2019.
(86)	Incorporated herein by reference to PEA No. 176 filed on May 23, 2019.

(87)	Incorporated by reference to Post-Effective Amendment No. 91 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on September 26, 2019.
(88)	Incorporated herein by reference to PEA No. 178 filed on September 26, 2019.
(89)	Incorporated by reference to Post-Effective Amendment No. 70 to AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Registration Statement on Form N-1A, filed on December 19, 2019.
(90)	Incorporated by reference to Post-Effective Amendment No. 135 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A, filed on November 21, 2019.
(91)	Incorporated by reference to Post-Effective Amendment No. 154 to AIM Growth Series (Invesco Growth Series) Registration Statement on Form N-1A, filed on December 9, 2019.
(92)	Incorporated by reference to Post-Effective Amendment No. 180, filed on December 27, 2019.
(93)	Incorporated by reference to Post-Effective Amendment No. 130 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on February 11, 2020.
(94)	Incorporated by reference to Post-Effective Amendment No. 116 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on February 27, 2020.
(95)	Incorporated by reference to Post-Effective Amendment No. 99 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on January 27, 2020.
(96)	Incorporated herein by reference to Post-Effective Amendment No. 187 filed on February 28, 2020.
(97)	Incorporated herein by reference to Post-Effective Amendment No. 189 filed on March 30, 2020.
(98)	Incorporated by reference to Post-Effective Amendment No. 102 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 29, 2020.
(99)	Incorporated by reference to Post-Effective Amendment No. 137 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on August 21, 2020.
(100)	Incorporated by reference to Post-Effective Amendment No. 139 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on October 9, 2020.
(101)	Incorporated by reference to Post-Effective Amendment No. 118 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on August 28, 2020.
(102)	Incorporated by reference to Post-Effective Amendment No. 91 to AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) Registration Statement on Form N-1A, filed on September 3, 2020.
(103)	Incorporated by reference to Post-Effective Amendment No. 132 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on June 5, 2020.
(104)	Incorporated by reference to Post-Effective Amendment No. 143 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 18, 2020.
(105)	Incorporated by reference to the Registration Statement on Form N-14 filed on January 22, 2021.
(106)	Incorporated herein by reference to PEA No. 191, filed on February 22, 2021.
(107)	Incorporated by reference to Post-Effective Amendment No. 141 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A, filed on February 25, 2021.

(108)	Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 on February 26, 2021.
(109)	Incorporated herein by reference to PEA No. 192, filed on March 29, 2021.
(110)	Incorporated by reference to Post-Effective Amendment No. 163 to AIM Growth Series (Invesco Growth Series) Registration Statement on Form N-1A, filed on April 29, 2021.
(*)	Filed herewith electronically.

Item 17.	Undertakings
(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 12th day of May, 2021.

Registrant: AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)

By:	/s/ Sheri Morris
Sheri Morris, President
As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President	May 12, 2021
(Sheri Morris)	(Principal Executive Officer)

/s/ Beth Ann Brown*	Trustee	May 12, 2021
(Beth Ann Brown)

/s/ Jack M. Fields*	Trustee	May 12, 2021
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	May 12, 2021
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	May 12, 2021
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	May 12, 2021
(Eli Jones)

/s/ Elizabeth Krentzman*	Trustee	May 12, 2021
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.*	Trustee	May 12, 2021
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	May 12, 2021
(Prema Mathai-Davis)

	Trustee	May 12, 2021
(Joel W. Motley)

SIGNATURES	TITLE	DATE

/s/ Teresa M. Ressel*	Trustee	May 12, 2021
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	May 12, 2021
(Ann Barnett Stern)

/s/ Robert C. Troccoli*	Trustee	May 12, 2021
(Robert C. Troccoli)

/s/ Daniel S. Vandivort*	Trustee	May 12, 2021
(Daniel S. Vandivort)

/s/ James D. Vaughn*	Trustee	May 12, 2021
(James D. Vaughn)

/s/ Christopher L. Wilson*	Chair & Trustee	May 12, 2021
(Christopher L. Wilson)

/s/ Adrien Deberghes	Vice President & Treasurer	May 12, 2021
(Adrien Deberghes)	(Principal Financial Officer)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact
*	Sheri Morris, pursuant to power of attorney, dated January 15, 2021, filed in the Registrant’s Registration Statement on Form N-14 on January 22, 2021.

INDEX

Exhibit Number	Description

12	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.